BALLAST SMALL/MID CAP ETF
SCHEDULE OF INVESTMENTS
June 30, 2021 (Unaudited)

COMMON STOCKS — 96.70%	Shares	Fair Value

Communications — 2.76%
IAC/InterActiveCorp.(a)	1,596	$ 246,055
TripAdvisor, Inc.(a)	14,818	597,166
		843,221
Consumer Discretionary — 8.60%
America's Car-Mart, Inc.(a)	4,025	570,423
Cracker Barrel Old Country Store, Inc.	1,812	269,010
Hanesbrands, Inc.	31,372	585,715
PulteGroup, Inc.	10,632	580,188
Wayside Technology Group, Inc.	24,752	619,790
		2,625,126
Consumer Staples — 0.96%
J&J Snack Foods Corp.	1,662	289,869
Sanderson Farms, Inc.	16	3,008
		292,877
Energy — 9.94%
CNX Resources Corp.(a)	24,800	338,768
Goodrich Petroleum Corp.(a)	51,042	762,057
Green Plains, Inc.(a)	20,500	689,210
Solaris Oilfield Infrastructure, Inc., Class A	61,574	599,731
Texas Pacific Land Corp.	404	646,295
		3,036,061
Financials — 14.74%
Capital Bancorp, Inc.(a)	35,469	725,341
CIT Group, Inc.	12,989	670,103
Essent Group Ltd.	6,752	303,502
Everest Re Group Ltd.	2,037	513,344
Federal Agricultural Mortgage Corp., Class C	6,052	598,543
First Financial Bancorp	23,145	546,916
International General Insurance Holdings Ltd.	61,112	568,342
MGIC Investment Corp.	42,321	575,566
		4,501,657
Health Care — 4.43%
Collegium Pharmaceutical, Inc.(a)	33,690	796,431
iRadimed Corp.(a)	18,960	557,614
		1,354,045
Industrials — 17.34%
AZZ, Inc.	10,590	548,350
Eagle Bulk Shipping, Inc.(a)	15,851	750,068
Eastern Co. (The)	22,101	670,323

BALLAST SMALL/MID CAP ETF
SCHEDULE OF INVESTMENTS - continued
June 30, 2021 (Unaudited)

COMMON STOCKS — 96.70% - continued	Shares	Fair Value
Industrials — 17.34% - continued
frontdoor, Inc.(a)	9,240	$ 460,337
GrafTech International Ltd.	54,850	637,357
IES Holdings, Inc.(a)	11,795	605,791
Landstar System, Inc.	2,730	431,395
Lennox International, Inc.	1,682	590,046
XPO Logistics, Inc.(a)	4,272	597,610
		5,291,277
Materials — 12.94%
Eagle Materials, Inc.	4,454	632,958
Huntsman Corp.	19,080	506,002
Lydall, Inc.(a)	16,297	986,294
Northern Technologies International Corp.	58,804	1,023,190
UFP Technologies, Inc.(a)	14,008	804,339
		3,952,783
Real Estate — 7.13%
EPR Properties	11,690	615,829
Lamar Advertising Co., Class A	5,904	616,496
PotlatchDeltic Corp.	7,120	378,428
STAG Industrial, Inc.	15,148	566,990
		2,177,743
Technology — 16.18%
Amdocs Ltd.	7,188	556,064
AstroNova, Inc.	41,847	582,510
Avid Technology, Inc.(a)	22,100	865,215
F5 Networks, Inc.(a)	3,230	602,912
Lumentum Holdings, Inc.(a)	8,322	682,654
ON Semiconductor Corp.(a)	11,640	445,579
Teradata Corp.(a)	24,121	1,205,326
		4,940,260
Utilities — 1.68%
NRG Energy, Inc.	12,716	512,455

Total Common Stocks (Cost $27,175,816)		29,527,505

Total Investments — 96.70% (Cost $27,175,816)		29,527,505

Other Assets in Excess of Liabilities — 3.30%		1,008,854

BALLAST SMALL/MID CAP ETF
SCHEDULE OF INVESTMENTS - continued
June 30, 2021 (Unaudited)

COMMON STOCKS — 96.70% - continued	Fair Value
Utilities — 1.68% - continued

NET ASSETS — 100.00%	$ 30,536,359

(a)	Non-income producing security.